As filed with the Securities and Exchange            Registration No. 333-01107*
Commission on October 26, 2001                       Registration No. 811-2513

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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

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                       POST-EFFECTIVE AMENDMENT NO. 27 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment To

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

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     Variable Annuity Account C of Aetna Life Insurance and Annuity Company
                           (Exact Name of Registrant)

                    Aetna Life Insurance and Annuity Company
                               (Name of Depositor)

            151 Farmington Avenue, TS31, Hartford, Connecticut 06156 (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (860) 273-4686

                           Julie E. Rockmore, Counsel
                    Aetna Life Insurance and Annuity Company
            151 Farmington Avenue, TS31, Hartford, Connecticut 06156
                     (Name and Address of Agent for Service)


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It is proposed that this filing will become effective:

      X        immediately upon filing pursuant to paragraph (b) of Rule 485
   --------
               on _______________________ pursuant to paragraph (b) of Rule 485
   --------

*Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by the following earlier Registration Statements:
33-88720; 33-75964 (which had included a combined prospectus for earlier Registration Statements: 33-75958, 33-75960, and 33-75994); 33-75986 (which had included a combined prospectus for earlier Registration Statements: 33-75970, 33-75954, and 33-75956); 33-75982 (which had included a combined prospectus for earlier Registration Statements: 33-75968, 33-75966, 33-75990, and the individual deferred compensation contracts covered by Registration Statement No. 33-75992); and 33-91846 (which had included a combined prospectus for earlier Registration Statement: 33-75976).

                                  PARTS A AND B


The Prospectus and the Statement of Additional Information each dated May 1, 2001, are incorporated into Parts A and B, respectively, of this Post-Effective Amendment No. 27 by reference to Registrant's filing under Rule 497(c), as filed on May 1, 2001 (File No. 333-01107), and by reference to Post-Effective Amendment No. 26 to the Registration Statement on Form N-4 (File No. 333-01107), as filed on July 13, 2001, and declared effective on July 20, 2001.

A Supplement dated October 26, 2001 to the Prospectus is included in Part A of this Post-Effective Amendment.

                           VARIABLE ANNUITY ACCOUNT C

                    AETNA LIFE INSURANCE AND ANNUITY COMPANY

                     SUPPLEMENT DATED OCTOBER 26, 2001 TO
                   PROSPECTUS AND CONTRACT PROSPECTUS SUMMARY
                             EACH DATED MAY 1, 2001

The information in this supplement updates and amends certain information in the prospectus and contract prospectus summary each dated May 1, 2001. You should read this supplement along with the prospectus and contract prospectus summary.

The following replaces the information on page 15 of your contract prospectus summary and the section entitled: "Oregon Education Association Choice Personal Benefit Trust ("OEA Trust") and the Company's Agreement" on page 48 of your prospectus:

THE AGREEMENT BETWEEN THE OREGON EDUCATION ASSOCIATION ("OEA") AND THE COMPANY

Under past agreements, the former OEA Choice Personal Benefit Trust ("Trust") exclusively endorsed our tax deferred variable annuity and other related investment products for sale to its members. The Trust has been dissolved and we have entered into a new agreement with the OEA in which the OEA agrees to:
o exclusively endorse, and facilitate OEA members' access to, the variable annuity and other related investment products; and
o  advertise the Company's products in the OEA's newsletter.

In return, effective October 1, 2001, the Company agrees to compensate the OEA $10,417 per month to help the OEA defray the costs incurred in providing this support.



X.OEA-01
C01-1018-008R (10/01)

                           VARIABLE ANNUITY ACCOUNT C
                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits
------------------------------------------
     (a) Financial Statements:
         (1)   Incorporated by reference in Part A:
               Condensed Financial Information
         (2)   Incorporated by reference in Part B:
               Financial Statements of Variable Annuity Account C:
               -   Statement of Assets and Liabilities as of December 31, 2000
               -   Statement of Operations for the year ended December 31, 2000
               - Statements of Changes in Net Assets for the years ended December 31, 2000 and 1999
               - Condensed Financial Information for the year ended December 31, 2000
               -   Notes to Financial Statements
               -   Independent Auditors' Report
               Financial Statements of Aetna Life Insurance and Annuity Company
               -   Independent Auditors' Report
               - Consolidated Statements of Income for the One Month Ended December 31, 2000, the Eleven Months Ended November 30, 2000 and for the Years Ended December 31, 1999 and 1998
               -   Consolidated Balance Sheets as of December 31, 2000 and 1999
               - Consolidated Statements of Changes in Shareholder's Equity for the One Month Ended December 31, 2000, the Eleven Months Ended November 30, 2000 and for the Years Ended December 31, 1999 and 1998
               -   Consolidated Statements of Cash Flows for the One Month
                   Ended December 31, 2000, the Eleven Months Ended November 30, 2000 and for the Years Ended December 31, 1999 and 1998
               -   Notes to Consolidated Financial Statements

     (b) Exhibits

         (1)      Resolution of the Board of Directors of Aetna Life Insurance
                  and Annuity Company establishing Variable Annuity Account C(1)
         (2)      Not applicable
         (3.1)    Broker-Dealer Agreement(2)
         (3.2)    Alternative Form of Wholesaling Agreement and Related Selling
                  Agreement(3)
         (3.3)    Broker-Dealer Agreement dated June 7, 2000 between Aetna Life
                  Insurance and Annuity Company and Aetna Investment Services,
                  Inc. (AISI) and Letter of Assignment to AISI (4)
         (3.4)    Underwriting Agreement dated November 17, 2000 between Aetna
                  Life Insurance and Annuity Company and Aetna Investment
                  Services, LLC (4)
         (4.1)    Variable Annuity Contract (G-CDA(12/99))(5)
         (4.2)    Variable Annuity Contract Certificate (C-CDA(12/99))(5)

         (4.3)    Endorsement (E-MMLOAN(12/99)) to Contract G-CDA(12/99) and
                  Contract Certificate C-CDA(12/99)(5)
         (4.4)    Endorsement (E-MMFPEX-99R) to Contract G-CDA(12/99) and
                  Contract Certificate C-CDA(12/99)(5)
         (4.5)    Endorsement (E-MMGDB(12/99)) to Contract G-CDA(12/99) and
                  Contract Certificate C-CDA(12/99)(5)
         (4.6)    Endorsement (E-MMLSWC(12/99)) to Contract G-CDA(12/99) and
                  Contract Certificate C-CDA(12/99)(5)
         (4.7)    Endorsement (E-MMTC(12/99)) to Contract G-CDA(12/99) and
                  Contract Certificate C-CDA(12/99)(5)
         (4.8)    Variable Annuity Contract (G-CDA-99(NY))(5)
         (4.9)    Variable Annuity Contract Certificate (C-CDA-99(NY))(5)
         (4.10)   Endorsement (E-MMGDB-99(NY)) to Contract G-CDA-99(NY) and
                  Contract Certificate C-CDA-99(NY)(5)
         (4.11)   Endorsement (E-MMLOAN-99(NY)) to Contract G-CDA-99(NY) and
                  Contract Certificate C-CDA-99(NY)(5)
         (4.12)   Variable Annuity Contract (G-CDA(99))(5)
         (4.13)   Variable Annuity Contract Certificate (C-CDA(99))(5)
         (4.14)   Group Combination Annuity Contract (Nonparticipating)
                  (A001RP95)(6)
         (4.15)   Group Combination Annuity Certificate (Nonparticipating)
                  (A007RC95)(6)
         (4.16)   Group Combination Annuity Contract (Nonparticipating)
                  (A020RV95)(6)
         (4.17)   Group Combination Annuity Certificate (Nonparticipating)
                  (A027RV95)(6)
         (4.18)   Variable Annuity Contract (G-CDA-IA(RP))(3)
         (4.19)   Variable Annuity Contract Certificate (GTCC-IA(RP))(7)
         (4.20)   Variable Annuity Contract (G-CDA-IA(RPM/XC))(3)
         (4.21)   Variable Annuity Contract (G-CDA-HF)(8)
         (4.22)   Variable Annuity Contract Certificate (GTCC-HF)(9)
         (4.23)   Variable Annuity Contract Certificate (GDCC-HF)(5)
         (4.24)   Variable Annuity Contract (G-CDA-HD)(10)
         (4.25)   Variable Annuity Contract Certificate (GTCC-HD)(7)
         (4.26)   Variable Annuity Contract Certificate (GDCC-HD)(5)
         (4.27)   Variable Annuity Contract (GID-CDA-HO)(11)
         (4.28)   Variable Annuity Contract (GLID-CDA-HO)(11)
         (4.29)   Variable Annuity Contract (GSD-CDA-HO)(11)
         (4.30)   Variable Annuity Contract (G-CDA-HD(XC))(5)
         (4.31)   Variable Annuity Contract Certificate (GDCC-HO)(5)
         (4.32)   Variable Annuity Contract Certificate (GDCC-HD(XC))(5)
         (4.33)   Variable Annuity Contract Certificate (GTCC-HD(XC))(5)
         (4.34)   Variable Annuity Contract Certificate (GTCC-HO)(5)
         (4.35)   Variable Annuity Contract Certificate (GTCC-96(ORP))(5)

         (4.36)   Variable Annuity Contract (G-CDA-96(ORP))(5)
         (4.37)   Variable Annuity Contract Certificate (GTCC-96(TORP))(5)
         (4.38)   Variable Annuity Contract Certificate (GTCC-IB(ATORP))(5)
         (4.39)   Variable Annuity Contract Certificate (GTCC-IB(AORP))(5)
         (4.40)   Variable Annuity Contract (GST-CDA-HO)(12)
         (4.41)   Variable Annuity Contract (I-CDA-HD)(12)
         (4.42)   Variable Annuity Contract (G-CDA-IB(ATORP))(13)
         (4.43)   Variable Annuity Contract (G-CDA-95(TORP)) and Contract
                  Certificate (GTCC-95(TORP))(13)
         (4.44)   Variable Annuity Contract (G-CDA-IB(AORP))(13)
         (4.45)   Variable Annuity Contract (G-CDA-95(ORP)) and Contract
                  Certificate (GTCC-95(ORP))(13)
         (4.46)   Variable Annuity Contracts (G-CDA-IB(ORP), (G-CDA-IB(TORP))
                  (13)
         (4.47)   Variable Annuity Contract (G-CDA-96(TORP))(14)
         (4.48)   Variable Annuity Contract (IA-CDA-IA)(8)
         (4.49)   Variable Annuity Contract (GIT-CDA-HO)(12)
         (4.50)   Variable Annuity Contract (GLIT-CDA-HO)(12)
         (4.51)   Variable Annuity Contract (I-CDA-98(ORP))(8)
         (4.52)   Endorsement for Exchanged Contract (EINRP95) to Contract
                  A001RP95(6)
         (4.53)   Endorsement for Exchanged Contract (EINRV95) to Contract
                  A020RV95(6)
         (4.54)   Endorsement (GET 9/96) to Contracts A001RP95 and A020RV95(14)
         (4.55)   Endorsement (GET-1 (9/96)) to Contracts A001RP95 and
                  A020RV95(15)
         (4.56)   Endorsement (E1OMNI97) to Contract A001RP95(16)
         (4.57)   Endorsement (E2OMNI97) to Contract A001RP95(16)
         (4.58)   Endorsement (E1FXPL97) to Contract A001RP95(16)
         (4.59)   Endorsement (E3FXPL97) to Contracts A001RP95 and A020RV95(8)
         (4.60)   Endorsement (EINRP97) to Contract A001RP95(8)
         (4.61)   Endorsement (EINRV97) to Contract A020RV95(8)
         (4.62)   Endorsement (E1PAY97) to Contracts A001RP95 and A020RV95(8)
         (4.63)   Endorsement (E4OMNI98) to Contracts A001RP95 and A020RV95(17)
         (4.64)   Endorsement (EINRV98) to Contract A020RV95(8)
         (4.65)   Endorsement (EINRP98) to Contract A001RP95(8)
         (4.66)   Endorsement (EGET-IC(R)) to Contracts G-CDA-IA(RP), G-CDA-HF,
                  G-CDA-IB(ATORP), G-CDA-IB(AORP) and G-CDA-HD(3)
         (4.67)   Endorsement (EGETE-IC(R)) to Contracts G-CDA-IA(RPM/XC) and
                  GLID-CDA-HO(18)
         (4.68)   Endorsement (EGHDHFRPSDO97) to Contracts G-CDA-HF, G-CDA-HD
                  and G-CDA-IA(RP)(19)

         (4.69)   Endorsement (EG403-GIE-98) to Contracts G-CDA-HF, G-CDA-HD,
                  G-CDA-IA(RP), A001RP95, A020RV95 and Contract Certificates
                  GTCC-HF, GTCC-HD, GTCC-IA(RP), A007RC95 and A027RV95(20)
         (4.70)   Endorsement (EG403-GIHC-98) to Contracts G-CDA-IA(RP),
                  A001RP95 and A020RV95 and Contract Certificates GTCC-IA(RP),
                  A007RC95 and A027RV95(20)
         (4.71)   Endorsement (EG403-GI-98) to Contract G-CDA-HF and Contract
                  Certificate GTCC-HF(21)
         (4.72)   Endorsement (EFUND97) to Contracts GID-CDA-HO, GLID-CDA-HO,
                  GSD-CDA-HO, and GST-CDA-HO(8)
         (4.73)   Endorsement (E98-G-CDA-HF/HD) to Contracts G-CDA-HF and
                  G-CDA-HD and Contract Certificates GTCC-HD and GTCC-HF(22)
         (4.74)   Endorsement (E98-CDA-HO) to Contracts GLID-CDA-HO, GID-CDA-HO
                  and GSD-CDA-HO(22)
         (4.75)   Endorsement (E3KSDC96) to Variable Annuity Contract
                  GLID-CDA-HO(23)
         (4.76)   Endorsement (EMETHO96) to Variable Annuity Contract
                  GLID-CDA-HO(24)
         (4.77)   Endorsement (ENEMHF96) to Variable Annuity Contract
                  G-CDA-HF(24)
         (4.78)   Endorsement (E2ME96) to Variable Annuity Contract
                  GLID-CDA-HO(25)
         (4.79)   Endorsement (GET 9/96) to Variable Annuity Contracts
                  G-CDA-95(TORP) and G-CDA-95(ORP) and Contract Certificates
                  GTCC-95(TORP) and GTCC-95(ORP)(14)
         (4.80)   Endorsements (EIGET-IC(R)), (EIGF-IC) and (EGF-IC(SPD)) to
                  Contract IA-CDA-IA(26)
         (4.81)   Endorsement (EIHDIASDO) to Contracts I-CDA-HD and
                  IA-CDA-IA(27)
         (4.82)   Endorsement (EHOSDO) to Contracts GIT-CDA-HO, GLIT-CDA-HO and
                  GST-CDA-HO(27)
         (4.83)   Endorsement (EHOTABLE97) to Contracts GIT-CDA-HO, GLIT-CDA-HO
                  and GST-CDA-HO(27)
         (4.84)   Endorsement (EI403-GI-98) to Contract IA-CDA-IA(8)
         (4.85)   Endorsement (E-MMGDB(99)) to Contract G-CDA(99) and Contract
                  Certificate C-CDA (99)(28)
         (4.86)   Endorsement (E-MMFPEX(99)) to Contract G-CDA(99) and Contract
                  Certificate C-CDA(99)(28)
         (4.87)   Endorsement (E-MMLOAN(99)) to Contract G-CDA(99) and Contract
                  Certificate C-CDA(99)(5)
         (4.88)   Endorsement (E-MMLSWC(99)) to Contract G-CDA(99) and Contract
                  Certificate  C-CDA(99)(28)
         (4.89)   Endorsement (E-MMTC(5/99)) to Contract G-CDA(99) and Contract
                  Certificate C-CDA(99)(28)
         (4.90)   Endorsement (EGET-99) to Contracts A001RP95, A020RV95,
                  G-CDA-IA(RP), G-CDA-IA(RPM/XC), G-CDA-HF, G-CDA-HD,
                  G-CDA-HD(X), GID-CDA-HO,

                  GLID-CDA-HO, GIT-CDA-HO, GLIT-CDA-HO, GSD-CDA-HO, GST-CDA-HO,
                  I-CDA-HD, I-CDA-HD(XC), G-CDA-IB(ATORP), G,CDA-IB(TORP),
                  G-CDA-IB(AORP), G-CDA-96(TORP), IA-CDA-IA, and I-CDA-98(ORP)
                  and Contract Certificates A007RC95, A027RV95, GTCC-IA(RP),
                  GTCC-IA(RPM/XC), GTCC-HF, GTCC-HD, GTCC-HD(XC), and
                  GDCC-HD(XC)(28)
         (4.91)   Variable Annuity Contract Schedule I (A001RP95(1/98))(8)
         (4.92)   Variable Annuity Contract Schedule I (A020RV95(1/98))(8)
         (5.1)    Variable Annuity Contract Application (300-MOP-96)(29)
         (5.2)    Variable Annuity Contract Application (300-GTD-IA)(30)
         (5.3)    Variable Annuity Contract Application (710.00.16H(11/97))(31)
         (5.4)    Variable Annuity Contract Application (710.00.16H(NY)(11/97))
                  (31)
         (6.1)    Certificate of Incorporation of Aetna Life Insurance and
                  Annuity Company(31)
         (6.2)    Amendment of Certificate of Incorporation of Aetna Life
                  Insurance and Annuity Company(12)
         (6.3)    By-Laws as amended September 17, 1997 of Aetna Life Insurance and Annuity Company(32)
         (7)      Not applicable
         (8.1)    Fund Participation Agreement by and among AIM Variable
                  Insurance Funds, Inc., A I M Distributors, Inc. and Aetna Life
                  Insurance and Annuity Company dated June 30, 1998(33)
         (8.2)    Amendment No. 1 dated October 1, 2000 to Participation
                  Agreement by and among AIM Variable Insurance Funds (formerly
                  AIM Variable Insurance Funds, Inc.), A I M Distributors, Inc.
                  and Aetna Life Insurance and Annuity Company dated June 30,
                  1998(34)
         (8.3)    First Amendment dated November 17, 2000 to Participation
                  Agreement by and among AIM Variable Insurance Funds (formerly
                  AIM Variable Insurance Funds, Inc.), A I M Distributors, Inc.
                  and Aetna Life Insurance and Annuity Company dated June 30,
                  1998(34)
         (8.4)    Service Agreement between Aetna Life Insurance and Annuity
                  Company and AIM effective June 30, 1998(33)
         (8.5)    First Amendment dated October 1, 2000 to the Service Agreement between Aetna Life Insurance and Annuity Company and AIM
                  Advisors, Inc. effective June 30, 1998(4)
         (8.6)    Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable
                  Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc.,
                  Aetna GET Fund on behalf of each of its series, Aetna
                  Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998(2)
         (8.7)    Amendment dated November 9, 1998 to Fund Participation
                  Agreement by and among Aetna Life Insurance and Annuity
                  Company and Aetna Variable Fund, Aetna Variable Encore Fund,
                  Aetna Income Shares, Aetna Balanced VP, Inc.,

                  Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998(35)
         (8.8) Second Amendment dated December 31, 1999 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998 and amended on November 9, 1998(5)
         (8.9) Third Amendment dated February 11, 2000 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998 and amended on November 9, 1998 and December 31, 1999(36)
         (8.10) Fourth Amendment dated May 1, 2000 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999 and February 11, 2000(36)
         (8.11) Fifth Amendment dated February 27, 2001 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999, February 11, 2000 and May 1, 2000(34)
         (8.12) Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998(2)
         (8.13) Amendment dated November 4, 1998 to Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998(35)
         (8.14) Second Amendment dated February 11, 2000 to Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998 and November 4, 1998(36)
         (8.15) Third Amendment dated May 1, 2000 to Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998, November 4, 1998 and February 11, 2000(36)
         (8.16) Fund Participation Agreement dated as of July 1, 2000 between Aetna Life Insurance and Annuity Company, American Century Services Corporation, American Century Investment Services, Inc.(37)
         (8.17) Fund Participation Agreement among Calvert Responsibly Invested Balanced Portfolio, Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company dated December 1, 1997(38)
         (8.18) Service Agreement between Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company dated December 1, 1997(39)
         (8.19) Fund Participation Agreement dated May 1, 2000 between The Chapman Funds, Inc., The Chapman Co. and Aetna Life Insurance and Annuity Company(37)
         (8.20) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(12)
         (8.21) Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(39)
         (8.22) Sixth Amendment dated November 6, 1997 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997(40)

         (8.23) Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and November 6, 1997(2)
         (8.24) Eighth Amendment dated December 1, 1999 to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1,
                  1996, May 1, 1997, November 6, 1997 and May 1, 1998(5)
         (8.25) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1,1996(12)
         (8.26) Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(39)
         (8.27) Sixth Amendment dated as of January 20, 1998 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997(41)
         (8.28) Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and January 20, 1998(2)
         (8.29) Eighth Amendment dated December 1, 1999 to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1,
                  1996, May 1, 1997, January 20, 1998 and May 1, 1998(5)
         (8.30) Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(24)
         (8.31) Amendment dated January 1, 1997 to Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(39)
         (8.32) Service Contract between Fidelity Distributors Corporation and Aetna Life Insurance and Annuity Company dated May 2, 1997(35)

         (8.33) Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Aetna Life Insurance and Annuity Company dated as of July 20, 2001
         (8.34) Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997(42)
         (8.35) Amendment dated October 12, 1998 to Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997(35)
         (8.36) Second Amendment dated December 1, 1999 to Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997 and amended on October 12, 1998(5)
         (8.37) Amendment dated as of August 1, 2000 to Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997 and amended on October 12, 1998(43)
         (8.38) Service Agreement between Janus Capital Corporation and Aetna Life Insurance and Annuity Company dated December 8, 1997(42)
         (8.39) First Amendment dated August 1, 2000 to Service Agreement between Janus Capital Corporation and Aetna Life Insurance and Annuity Company dated December 8, 1997 with respect to the Janus Aspen Series(43)
         (8.40) Distribution and Shareholder Services Agreement - Service Shares of Janus Aspen Series (for insurance Companies) dated August 1, 2000 between Janus Distributors, Inc. and Aetna Life Insurance and Annuity Company(43)
         (8.41) Fund Participation Agreement dated May 11, 1994, between Janus Capital Corporation and Aetna Life Insurance and Annuity Company(5)
         (8.42) Amendment dated January 2, 1995 to Fund Participation Agreement dated May 11, 1994, between Janus Capital Corporation and Aetna Life Insurance and Annuity Company(5)
         (8.43) Amendment dated February 24, 1995 to Fund Participation Agreement dated May 11, 1994, between Janus Capital Corporation and Aetna Life Insurance and Annuity Company, as amended on January 2, 1995(5)
         (8.44) Third Amendment dated May 1, 1995 to Fund Participation Agreement dated May 11, 1994, between Janus Capital Corporation and Aetna Life Insurance and Annuity Company, as
                  amended on January 2, 1995 and February 24, 1995(5)
         (8.45)   Letter Agreement dated January 1,1996 to Fund Participation
                  Agreement dated May 11, 1994, between Janus Capital
                  Corporation and Aetna Life Insurance and Annuity Company, as amended on January 2, 1995, February 24, 1995 and May 1, 1995(5)
         (8.46) Letter Agreement dated February 18, 1999 to Fund Participation Agreement dated May 11, 1994, between Janus Capital Corporation and Aetna Life Insurance and Annuity Company, as amended on January 2, 1995, February 24, 1995, May 1, 1995 and January 1, 1996(5)

         (8.47)   Amendment dated May 1, 2000 to Fund Participation Agreement dated May 11, 1994, between Janus Capital Corporation and
                  Aetna Life Insurance and Annuity Company, as amended on
                  January 2, 1995, February 24, 1995, May 1, 1995, January 1,
                  1996, and February 18, 1999(36)
         (8.48)   Fund Participation Agreement between Aetna Life Insurance and
                  Annuity Company and Lexington Management Corporation regarding
                  Natural Resources Trust dated December 1, 1988 and amended
                  February 11, 1991(3)
         (8.49)   Fund Participation Agreement dated as of July 20, 2001 between
                  Lord Abbett Series Fund, Inc. and Aetna Life Insurance and
                  Annuity Company
         (8.50)   Service Agreement dated as of July 20, 2001 between Lord
                  Abbett & Co. and Aetna Life Insurance and Annuity Company
         (8.51)   Fund Participation Agreement dated March 11, 1997 between
                  Aetna Life Insurance and Annuity Company and Oppenheimer
                  Variable Annuity Account Funds and Oppenheimer Funds, Inc.(44)
         (8.52)   First Amendment dated December 1, 1999 to Fund Participation
                  Agreement between Aetna Life Insurance and Annuity Company and
                  Oppenheimer Variable Annuity Account Funds and Oppenheimer
                  Funds, Inc. dated March 11, 1997(5)
         (8.53)   Service Agreement effective as of March 11, 1997 between
                  Oppenheimer Funds, Inc. and Aetna Life Insurance and Annuity
                  Company(44)
         (8.54)   Fund Participation Agreement dated August 15, 2000 between
                  Oppenheimer and Aetna Life Insurance and Annuity Company(37)
         (8.55)   Fund Participation Agreement dated as of August 8, 2000 by and between PAX World Balanced Fund, Inc. and Aetna Life Insurance
                  and Annuity Company(37)
         (8.56)   Fund Participation Agreement among Pilgrim Variable Products
                  Trust, Aetna Life Insurance and Annuity Company and ING
                  Pilgrim Securities, Inc.(45)
         (8.57)   Fund Participation Agreement dated as of July 1, 2001 between
                  Pioneer Variable Contracts Trust and Aetna Life Insurance and
                  Annuity Company
         (8.58)   Fund Participation Agreement dated as of August 15, 2000 by and between Federated Services Company,Federated Distributors,
                  Wachovia Bank, NA and Aetna Life Insurance and Annuity
                  Company(37)
         (8.59)   Shareholder Services Agreement dated October 4, 1999 between
                  Federated Administrative Services for the Wachovia Funds and
                  the Wachovia Municipal Funds and Aetna Investment Services,
                  Inc.(37)
         (8.60)   First Amendment dated August 15, 2000 to the Shareholder
                  Services Agreement by and among Aetna Investment Services,
                  Inc. and Federated Administrative Services(37)
         (9)      Opinion and Consent of Counsel
         (10)     Consent of Independent Auditors
         (11)     Not applicable
         (12)     Not applicable
         (13)     Schedule for Computation of Performance Data(17)
         (14.1)   Powers of Attorney(46)

         (14.2)   Authorization for Signatures(3)

1. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 22, 1996.
2. Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.
3. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 12, 1996.
4. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-49176), as filed on November 30, 2000.
5. Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
6. Incorporated by reference to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 21, 1996.
7. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 4, 1999.
8. Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 33-75964), as filed on
     July 29, 1997.
9. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75980), as filed on February 12, 1997.
10. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75982), as filed on April 22, 1996.
11. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75982), as filed on February 20, 1997.
12. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 11, 1997.
13. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-91846), as filed on April 15, 1996.
14. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-91846), as filed on August 6, 1996.
15. Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
     July 22, 1998.
16. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 26, 1997.
17. Incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 7, 1998.
18. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-75986), as filed on August 30, 1996.
19. Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 33-75986), as filed on
     April 11, 1997.
20. Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-01107), as filed on September 10, 1998.

21. Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 33-75962), as filed on September 15, 1998.
22. Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 33-75982), as filed on
     April 13, 1998.
23. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-88720), as filed on April 22, 1996.
24. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed on June 28, 1996.
25. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-88720), as filed on February 21, 1997.
26. Incorporated by reference to Post Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-75964), as filed on August 30, 1996.
27. Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 33-75964), as filed on
     April 11, 1997.
28. Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
     May 3, 1999.
29. Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 33-91846), as filed on
     April 13, 1998.
30. Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 33-75986), as filed on
     August 19, 1997.
31.  Incorporated by reference to Post-Effective Amendment No. 1 to
     Registration Statement on Form S-1 (File No. 33-60477), as filed on
     April 15, 1996.
32. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-91846), as filed on
     October 30, 1997.
33. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998.
34. Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
     April 13, 2001.
35. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998.
36. Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
     April 4, 2000.
37. Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 13, 2000.
38. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 19, 1998.
39. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed on September 29, 1997.
40. Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 9, 1998.
41. Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form S-6 (File No. 33-75248), as filed on February 24, 1998.

42. Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 33-75992), as filed on December 31, 1997.
43. Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 333-01107), as filed on August 14, 2000.
44. Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 16, 1997.
45. Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-4 (File No. 333-01107), as filed on July 13, 2001.
46. Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement on Form N-4 (File No. 33-81216), as filed on April 9, 2001.

Item 25.      Directors and Officers of the Depositor*
-----------------------------------------------------

Name and Principal
Business Address                     Positions and Offices with Depositor
----------------                     ------------------------------------

Thomas J. McInerney**                Director and President

Wayne R. Huneke***                   Director and Chief Financial Officer

Robert C. Salipante****              Director

P. Randall Lowery***                 Director

Mark A. Tullis***                    Director

Deborah Koltenuk**                   Vice President and Corporate Controller

Paula Cludray-Engelke****            Secretary

Brian Murphy**                       Vice President and Chief Compliance Officer


   * These individuals may also be directors and/or officers of other affiliates of the Company.
  ** The principal business address of these directors and officers is 151
     Farmington Avenue, Hartford, Connecticut 06156.
 *** The principal business address of these directors and officers is 5780
     Powers Ferry Road, NW, Atlanta, Georgia 30327-4390.
**** The principal business address of this Director and this Officer is 20
     Washington Avenue South, Minneapolis, Minnesota 55401.

Item 26.      Persons Controlled by or Under Common Control with the Depositor
------------------------------------------------------------------------------
              or Registrant
              -------------

     Incorporated herein by reference to Item 26 of Post-Effective Amendment No. 18 to the Registration Statement on Form N-4 (File No. 33-81216), as filed on April 9, 2001.

Item 27.      Number of Contract Owners
---------------------------------------

     As of September 30, 2001, there were 621,133 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C.

Item 28. Indemnification
------------------------

Section 33-779 of the Connecticut General Statutes ("CGS") provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1,

1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in
Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employee or agent of the corporation. Consistent with the statute, ING Groep N.V. has procured insurance from Lloyd's of London and several major United States and international excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

Section 20 of the Aetna Investment Services, LLC (AIS) Limited Liability Company Agreement provides that AIS will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of AIS, as long as he acted in good faith on behalf of AIS and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Item 29. Principal Underwriter
------------------------------

     (a) In addition to serving as the principal underwriter for the Registrant, Aetna Investment Services, LLC (AIS) also acts as the principal underwriter for Portfolio Partners, Inc. (a management investment company registered under the Investment Company Act of 1940 (1940
         Act)). Additionally, AIS acts as the principal underwriter for Variable Life Account B of Aetna Life Insurance and Annuity Company (Aetna), Variable Life Account C of Aetna, Variable Annuity Account B of Aetna and Variable Annuity Account G of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940 Act). AIS is also the principal underwriter for Variable Annuity Account

         I of Aetna Insurance Company of America (AICA) (a separate account of AICA registered as a unit investment trust under the 1940 Act).

     (b) The following are the directors and officers of the Principal
         Underwriter:


Name and Principal                                  Positions and Offices with
Business Address                                    Principal Underwriter
----------------                                    ---------------------

Marie Augsberger*                                   Director and President

Robert L. Francis**                                 Director and Senior Vice President

Allan Baker*                                        Chairman of the Board and Senior Vice President

Steven A. Haxton*                                   Senior Vice President

Willard I. Hill, Jr.*                               Senior Vice President

Deborah Koltenuk*                                   Vice President, Treasurer and Chief Financial
                                                    Officer

Therese Squillacote*                                Vice President and Chief Compliance Officer

Jeffrey R. Berry*                                   Corporate Secretary and Counsel (Chief Legal
                                                    Officer)

Martin T. Conroy*                                   Vice President and Assistant Treasurer

Reginald Bowen*                                     Vice President

Christina Lareau*                                   Vice President

Dwyatt McClain*                                     Vice President

Terran Titus*                                       Vice President

William T. Abramowicz                               Vice President
2525 Cabot Dr., Ste. 300
Lisle, IL  60532

Douglas J. Ambrose**                                Vice President

Louis E. Bachetti                                   Vice President
581 Main Street, 4th Fl.
Woodbridge, NJ  07095


Name and Principal                                  Positions and Offices with
Business Address                                    Principal Underwriter
----------------                                    ---------------------

Ronald R. Barhorst                                  Vice President
7676 Hazard Ctr. Dr.
San Diego, CA  92108

Robert H. Barley***                                 Vice President

Reginald D. Bowen*                                  Vice President

Steven M. Bresler                                   Vice President
6430 South Fiddler's Green Cir.,
Ste. 210
Englewood, CO  80111

David Brounley***                                   Vice President

Daniel P. Charles                                   Vice President
5 Penn Plaza, 11th Fl.
New York, NY 10001-1879

Brian D. Comer*                                     Vice President

Albert J. DiCristofaro, Jr.                         Vice President
8911 Capitol of TX Hwy., Bldg. 2,
Ste. 2210
Austin, TX  78759

John B. Finigan                                     Vice President
1601 Trapelo Rd.
Waltham, MA  02451

Brian K. Haendiges*                                 Vice President

Brian P. Harrington                                 Vice President
12701 Fair Lakes Cir., Ste. 470
Fairfax, VA  22033

Bernard P. Heffernon****                            Vice President

William S. Jasien****                               Vice President

Jess D. Kravitz**                                   Vice President

Christina Lareau*                                   Vice President


Name and Principal                                  Positions and Offices with
Business Address                                    Principal Underwriter
----------------                                    ---------------------

George D. Lessner                                   Vice President
1755 N. Collins Blvd., Ste. 350
Richardson, TX  75080

Susan J. Lewis                                      Vice President
16530 Ventura Blvd., Ste. 600
Encino, CA  91436

James F. Lille                                      Vice President
159 Wolf Rd., 1st Fl.
Albany, NY  12205

David J. Linney                                     Vice President
2900 N. Loop W., Ste. 180
Houston, TX  77092

Richard T. Mason                                    Vice President
440 S. Warren St., Ste. 702
Syracuse, NY  13202

Joseph F. McClain*                                  Vice President

W. Michael Montgomery                               Vice President
5100 W. Lemon St., Ste. 213
Tampa, FL  33609

Pamela Mulvey*                                      Vice President

Scott T. Neeb**                                     Vice President

Patrick F. O'Christie                               Vice President
The Pavilions, 1700 Lyons Rd.,
Ste. D
Dayton, OH  45458

Ethel Pippin*                                       Vice President

Paulette Playce                                     Vice President
Two City Place Dr., Ste. 300
St. Louis, MO  63141

Marcellous J. Reed                                  Vice President
2677 N. Main St., Ste. 500
Santa Ana, CA  92705


Name and Principal                                  Positions and Offices with
Business Address                                    Principal Underwriter
----------------                                    ---------------------

Charles A. Sklader                                  Vice President
7720 N. 16th St., Ste. 150
Phoenix, AZ  85020

Frank W. Snodgrass                                  Vice President
150 4th Ave., N., Ste. 410
Nashville, TN  37219

S. Bradford Vaughan, Jr.                            Vice President
601 Union St., Ste. 810
Seattle, WA  98101

Mark Woolhiser                                      Vice President
26957 Northwestern Hwy., Ste. 150
Southfield, MI  48034

David A. Kelsey*                                    Assistant Vice President


* The principal business address of these directors and officers is 151 Farmington Avenue, Hartford, Connecticut 06156
** The principal business address of these directors and officers is 6140 Stonehedge Mall Rd., Ste. 375, Pleasanton, California 94588
*** The principal business address of these officers is 100 Corporate Pl., 3rd Fl., Rocky Hill, Connecticut 06067
**** The principal business address of these officers is 10740 Nall Ave, Ste. 120, Overland Park, Kansas 66211

    (c) Compensation from January 1, 2000 to December 31, 2000:

       (1)           (2)              (3)              (4)               (5)

Name of       Net Underwriting   Compensation
Principal     Discounts and      on Redemption      Brokerage
Underwriter   Commissions        or Annuitization   Commissions    Compensation*
-----------   -----------        ----------------   -----------    -------------


Aetna Life                         $4,282,754                       $178,558,430
Insurance and
Annuity Company

* Compensation shown in column 5 includes deductions for mortality and expense risk guarantees and contract charges assessed to cover costs incurred in the sales and administration of the contracts issued under Variable Annuity Account C. Of this amount,

     $13,700,318 is attributable to deductions for mortality and expense risk guarantees and contract charges for such contracts during December 2000.

        Compensation from January 1, 2000 to December 31, 2000:

       (1)           (2)             (3)               (4)               (5)

Name of       Net Underwriting   Compensation
Principal     Discounts and      on Redemption      Brokerage
Underwriter   Commissions        or Annuitization   Commissions   Compensation**
-----------   -----------        ----------------   -----------   --------------

Aetna                                                                 $1,126,164
Investment
Services, LLC


** Reflects compensation paid to AIS attributable to regulatory and operating expenses associated with the distribution of all products issued by Aetna Life Insurance and Annuity Company and Aetna Insurance Company of America during 2000. Of this amount, $61,297 is attributable to fees paid to AIS in connection with its activities as distributor and principal underwriter in December 2000 for all products issued by the Registrant for Variable Annuity Account C.

Item 30. Location of Accounts and Records
-----------------------------------------

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

                      Aetna Life Insurance and Annuity Company
                      151 Farmington Avenue
                      Hartford, Connecticut  06156

Item 31. Management Services
----------------------------

     Not applicable

Item 32. Undertakings
---------------------

     Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

     (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

     (d) The Company hereby represents that it is relying upon and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 28, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No-Action Letter, [1988 WL 1235221 *13 (S.E.C.)].

     (e) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     (f) Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

     As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Variable Annuity Account C of Aetna Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 333-01107) and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 26th day of October, 2001.

                                       VARIABLE ANNUITY ACCOUNT C OF AETNA
                                       LIFE INSURANCE AND ANNUITY COMPANY
                                            (Registrant)

                                  By:  AETNA LIFE INSURANCE AND ANNUITY COMPANY
                                            (Depositor)

                                  By:  Thomas J. McInerney*
                                      --------------------------------------
                                       Thomas J. McInerney
                                       President

     As required by the Securities Act of 1933, this Post-Effective Amendment No. 27 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


Signature                            Title                                        Date
---------                            -----                                        ----


Thomas J. McInerney*                 Director and President                         )
-----------------------------------                                                 )
Thomas J. McInerney                  (principal executive officer)                  )
                                                                                    )
                                                                                    )
Wayne R. Huneke*                     Director and Chief Financial Officer           )  October
-----------------------------------                                                 )
Wayne R. Huneke                                                                     )  26, 2001
                                                                                    )
Randy Lowery*                        Director                                       )
-----------------------------------                                                 )
Randy Lowery                                                                        )
                                                                                    )
Robert C. Salipante*                 Director                                       )
 -----------------------------------                                                )
Robert C. Salipante                                                                 )
                                                                                    )
Mark A. Tullis*                      Director                                       )
-----------------------------------                                                 )
Mark A. Tullis                                                                      )
                                                                                    )
                                                                                    )


                                                                                    )
Deborah Koltenuk*                    Corporate Controller                           )
-----------------------------------                                                 )
Deborah Koltenuk                                                                    )


By:  /s/ Julie E. Rockmore
     ----------------------------------------------------------
     Julie E. Rockmore
     *Attorney-in-Fact

                           VARIABLE ANNUITY ACCOUNT C
                                  EXHIBIT INDEX

Exhibit No.              Exhibit
-----------              -------


99-B.8.33               Participation Agreement between Franklin Templeton Variable Insurance Products
                        Trust, Franklin Templeton Distributors, Inc. and Aetna Life Insurance and
                        Annuity Company dated as of July 20, 2001                                            ------------


99-B.8.49               Fund Participation Agreement dated as of July 20, 2001 between Lord Abbett
                        Series Fund, Inc. and Aetna Life Insurance and Annuity Company                       ------------


99-B.8.50               Service Agreement dated as of July 20, 2001 between Lord Abbett & Co. and Aetna
                        Life Insurance and Annuity Company                                                   ------------


99-B.8.57               Fund Participation Agreement dated as of July 1, 2001 between Pioneer Variable
                        Contracts Trust and Aetna Life Insurance and Annuity Company                         ------------


99-B.9                  Opinion and Consent of Counsel                                                       ------------



99-B.10                 Consent of Independent Auditors                                                      ------------
